CONSOLIDATED STATEMENTS OF CHANGES IN TOTAL EQUITY (USD $)	Total USD ($)	TOTAL EQUITY Dropdown Predecessor Equity [Member] USD ($)	Partners Equity Common Units [Member]	Partners Equity Common [Member] USD ($)	TOTAL EQUITY Partners' Equity Subordinated Units [Member]	TOTAL EQUITY Partners' Equity Subordinated [Member] USD ($)	General Partner [Member] USD ($)	TOTAL EQUITY Non-controlling Interest [Member] USD ($)
Beginning Balance at Dec. 31, 2009	$ 917,038,000	$ 43,013,000		$ 754,414,000		$ 67,745,000	$ 38,059,000	$ 13,807,000
Beginning balance, units at Dec. 31, 2009			44,973,000		7,367,000
Net change in parent's equity in Dropdown Predecessor (note 2)	466,000	466,000
Net income and comprehensive income	92,944,000	2,258,000		75,028,000		3,700,000	8,896,000	3,062,000
Cash distributions	(135,514,000)			(118,114,000)		(8,620,000)	(8,780,000)
Equity based compensation	151,000			148,000			3,000
Additional offering costs related to November 2009 follow-on equity offering	(131,000)			(111,000)		(18,000)	(2,000)
Acquisition of Alexander Spirit LLC, Bermuda Spirit LLC and Hamilton Spirit LLCfrom Teekay Corporation (note 12a)	(49,376,000)	(45,737,000)		(2,471,000)		(1,020,000)	(148,000)
Conversion of subordinated units to common units				61,787,000		(61,787,000)
Conversion of subordinated units to common units, units			7,367,000		(7,367,000)
Acquisition of interest rate swap (note 12g)	(1,500,000)			(1,470,000)			(30,000)
Direct equity placement, net of offering costs of $0.1 million (note 16)	50,921,000			49,901,000			1,020,000
Direct equity placement, net of offering costs (note 16), units			1,713,000
Purchase of Excalibur and Excelsior Joint Ventures (note 16)	38,324,000			37,309,000			761,000	254,000
Purchase of Excalibur and Excelsior Joint Ventures (note 16), Units			1,053,000
Ending balance at Dec. 31, 2010	913,323,000			856,421,000			39,779,000	17,123,000
Ending balance, units at Dec. 31, 2010			55,106,000
Net income and comprehensive income	97,356,000			78,374,000			11,474,000	7,508,000
Cash distributions	(159,581,000)			(146,903,000)			(12,477,000)	(201,000)
Equity based compensation	95,000			93,000			2,000
Proceeds from follow-on public offering of units, net of offering costs of $15.0 million and $6.9 million in 2011 and 2012 respectively (note 16)	341,178,000			334,056,000			7,122,000
Proceeds from follow-on public offering of units, net of offering costs of $15.0 million and $6.9 million in 2011 and 2012 respectively (note 16), units			9,752,000
Acquisition of Skaugen Multigas Subsidiaries (note 12f)	(8,231,000)			(7,852,000)			(379,000)
Acquisition of equity investment in three and fourth Angola LNG Carriers (note 12i)	(46,243,000)			(44,123,000)			(2,120,000)
Sale of 1% interest in Skaugen LPG and Multigas subsidiaries to General Partner (note 12h)	1,812,000							1,812,000
Ending balance at Dec. 31, 2011	1,139,709,000			1,070,066,000			43,401,000	26,242,000
Ending balance, units at Dec. 31, 2011			64,858,000
Net income and comprehensive income	139,142,000			102,402,000			21,303,000	15,437,000
Cash distributions	(196,294,000)			(175,455,000)			(20,454,000)	(385,000)
Re-investment tax credit (note 11)	5,305,000			5,200,000			105,000
Equity based compensation	34,000			32,000			2,000
Proceeds from follow-on public offering of units, net of offering costs of $15.0 million and $6.9 million in 2011 and 2012 respectively (note 16)	182,316,000			178,532,000			3,784,000
Proceeds from follow-on public offering of units, net of offering costs of $15.0 million and $6.9 million in 2011 and 2012 respectively (note 16), units			4,826,000
Acquisition of equity investment in three and fourth Angola LNG Carriers (note 12i)	(15,938,000)			(15,143,000)			(795,000)
Ending balance at Dec. 31, 2012	$ 1,254,274,000			$ 1,165,634,000			$ 47,346,000	$ 41,294,000
Ending balance, units at Dec. 31, 2012			69,684,000